Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY vs. PERFORMANCE
The following disclosures are being provided in accordance with final rules adopted by the SEC, on August 2, 2022, pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Certain measures disclosed in the table below, including “Compensation Actually Paid,” are calculated in accordance with those rules. However, these rules were issued subsequent to the Human Capital Committee’s executive compensation determinations for 2022. Accordingly, the Human Capital Committee did not necessarily consider these measures (except with respect to
Non-GAAP
EPS) or these calculations in setting compensation for the named executive officers or for linking executive compensation with Company performance for 2022 or any prior periods disclosed below. For a description of the Human Capital Committee’s processes, policies and considerations when setting compensation and evaluating performance, please see the “Compensation Discussion and Analysis” beginning on page 50 of this proxy statement.

Year (a)	Summary Compensation Table Total for	Compensation Actually Paid to	Average Summary Compensation Table Total for Non-CEO NEOs¹ ($) (d)	Average Compensation Actually Paid to Non-CEO NEOs ¹ , ² ($) (e)	Value of Initial Fixed $100 Investment based on:4			Non-GAAP EPS 5 (i)
	CEO¹ ($) (b)	CEO¹ , ² , ³ ($) (c)			TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)

2022	$4,848,381	$3,370,042	$1,462,435	$1,077,211	$110	$135	$64	$5.77

2021	$4,398,947	$4,234,738	$1,351,755	$1,329,197	$114	$149	$71	$4.82

2020	$3,007,891	$1,944,332	$2,330,360	$2,038,317	$82	$118	$55	$4.17
1.  John Wasson was our CEO for the years presented in this table. The individuals
comprising
the
Non-CEO
NEOs for the years presented in this table are listed below.

2020	2021	2022

Sudhakar Kesavan	James C. Morgan	James C. Morgan

James C. Morgan	Bettina Welsh	Bettina Welsh

Bettina Welsh	Sergio Ostria	Barry Broadus

Sergio Ostria	Mark Lee	Anne Choate

Mark Lee
2.  Compensation Actually Paid reflects the exclusions and
inclusions
of certain amounts for the CEO and the
Non-CEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for John Wasson ($)	Exclusion of Stock Awards and Option Awards for John Wasson ($)	Inclusion of Equity Values for John Wasson ($)	Compensation Actually Paid to John Wasson ($)

2022	$4,848,381	$(2,744,047)	$1,265,708	$3,370,042

2021	$4,398,947	$(2,324,936)	$2,160,727	$4,234,738

2020	$3,007,891	$(1,434,943)	$371,385	$1,944,332

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2022	$1,462,435	$(582,745)	$197,522	$1,077,211

2021	$1,351,755	$(506,439)	$483,881	$1,329,197

2020	$2,330,360	$(828,283)	$536,239	$2,038,317

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for John Wasson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for John Wasson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for John Wasson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for John Wasson ($)	Total - Inclusion of Equity Values for Wasson ($)

2022	1,465,955	97,527	0	(297,773)	1,265,708

2021	1,415,301	499,795	0	245,632	2,160,727

2020	866,524	(141,032)	0	(354,107)	371,385

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)

2022	234,521	15,316	0	(52,315)	197,522

2021	308,294	124,198	0	51,389	483,881

2020	500,177	(98,570)	420,559	(285,927)	536,239
4.  The amounts set forth under the heading “Peer Group TSR” reflect the value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019, into the S&P Composite 1500 – Commercial & Professional Services Index.
5.  The Human Capital Committee determined that
Non-GAAP
EPS was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and
Non-CEO
NEOs for 2022. More information on
non-GAAP
EPS used for STI and LTI can be found in Annexes A and B. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote [Text Block]
1.  John Wasson was our CEO for the years presented in this table. The individuals
comprising
the
Non-CEO
NEOs for the years presented in this table are listed below.

2020	2021	2022

Sudhakar Kesavan	James C. Morgan	James C. Morgan

James C. Morgan	Bettina Welsh	Bettina Welsh

Bettina Welsh	Sergio Ostria	Barry Broadus

Sergio Ostria	Mark Lee	Anne Choate

Mark Lee

Peer Group Issuers, Footnote [Text Block]	The amounts set forth under the heading “Peer Group TSR” reflect the value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019, into the S&P Composite 1500 – Commercial & Professional Services Index.
PEO Total Compensation Amount	$ 4,848,381	$ 4,398,947	$ 3,007,891
PEO Actually Paid Compensation Amount	$ 3,370,042	4,234,738	1,944,332
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for John Wasson ($)	Exclusion of Stock Awards and Option Awards for John Wasson ($)	Inclusion of Equity Values for John Wasson ($)	Compensation Actually Paid to John Wasson ($)

2022	$4,848,381	$(2,744,047)	$1,265,708	$3,370,042

2021	$4,398,947	$(2,324,936)	$2,160,727	$4,234,738

2020	$3,007,891	$(1,434,943)	$371,385	$1,944,332

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for John Wasson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for John Wasson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for John Wasson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for John Wasson ($)	Total - Inclusion of Equity Values for Wasson ($)

2022	1,465,955	97,527	0	(297,773)	1,265,708

2021	1,415,301	499,795	0	245,632	2,160,727

2020	866,524	(141,032)	0	(354,107)	371,385

Non-PEO NEO Average Total Compensation Amount	$ 1,462,435	1,351,755	2,330,360
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,077,211	1,329,197	2,038,317
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)

2022	$1,462,435	$(582,745)	$197,522	$1,077,211

2021	$1,351,755	$(506,439)	$483,881	$1,329,197

2020	$2,330,360	$(828,283)	$536,239	$2,038,317

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-CEO NEOs ($)

2022	234,521	15,316	0	(52,315)	197,522

2021	308,294	124,198	0	51,389	483,881

2020	500,177	(98,570)	420,559	(285,927)	536,239

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and Other
Non-CEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our other
Non-CEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CEO and Other
Non-CEO
NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between CEO and Other
Non-CEO
NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our
Non-CEO
NEOs, and our Company-Selected Measure during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Composite 1500 – Commercial & Professional Services Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and
Non-CEO
NEOs for 2022 to Company performance. The measures in this table are not ranked.

Non-GAAP EPS Gross Revenue Relative Total Shareholder Return

Total Shareholder Return Amount	$ 110	114	82
Peer Group Total Shareholder Return Amount	135	149	118
Net Income (Loss)	$ 64,000,000	$ 71,000,000	$ 55,000,000
Company Selected Measure Amount	5.77	4.82	4.17
PEO Name	John Wasson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
Non-GAAP Measure Description [Text Block]	The Human Capital Committee determined that
Non-GAAP
EPS was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and
Non-CEO
NEOs for 2022. More information on
non-GAAP
EPS used for STI and LTI can be found in Annexes A and B. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,744,047)	$ (2,324,936)	$ (1,434,943)
PEO [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,265,708	2,160,727	371,385
PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,465,955	1,415,301	866,524
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,527	499,795	(141,032)
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(297,773)	245,632	(354,107)
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(582,745)	(506,439)	(828,283)
Non-PEO NEO [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	197,522	483,881	536,239
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	234,521	308,294	500,177
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,316	124,198	(98,570)
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	420,559
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (52,315)	$ 51,389	$ (285,927)